Annual Total Returns[BarChart] - Retirement Income Fund - Retirement Income Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.72%	7.15%	7.40%	6.50%	0.49%	6.18%	7.35%	(1.21%)	11.85%	7.59%